As filed with the Securities and Exchange Commission on April 30, 1999.
                                                      1933 Act File No. 33-56672
                                                      1940 Act File No. 811-7418



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


                      Pre-Effective Amendment No.                            [ ]
                      Post-Effective Amendment No.    15                     [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


                                Amendment No. 17



                          LEGG MASON GLOBAL TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIGALUPO                        ARTHUR C. DELIBERT, ESQ.
100 Light Street                             Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                    1800 Massachusetts Ave., N.W.
(Name and Address of                         Second Floor
  Agent for Service)                         Washington, D.C. 20036-1800

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to Rule 485(b)
[X] on May 1, 1999 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on _________ pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , 1999 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Global Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Cross Reference Sheet



Legg Mason Global Government Trust -- Primary Shares
Legg Mason International Equity Trust -- Primary Shares
Legg Mason Emerging Markets Trust -- Primary Shares
Part A - Prospectus*

Navigator Global Government Trust
Navigator International Equity Trust
Navigator Emerging Markets Trust
Part A - Prospectus*

Legg Mason Global Government Trust
Legg Mason International Equity Trust
Legg Mason Emerging Markets Trust
(Primary Shares and Navigator Shares)
Part B - Statement of Additional Information*


Part C - Other Information

Signature Page

Exhibits


*Previously filed in Post-Effective Amendment No. 14 to the Registrant's registration statement, SEC File No. 33-56672, on March 2, 1999.

                          Legg Mason Global Trust, Inc.
                         Form N-1A Cross Reference Sheet

PART A. ITEM NUMBER - PRIMARY SHARES PROSPECTUS               PRIMARY SHARES PROSPECTUS CAPTION

1. Front and Back Cover Pages                                 Same
2. Risk/Return Summary: Investments, Risks and Performance    Investment Objectives; Risks; Performance
3. Risk/Return Summary: Fee Table                             Fees and Expenses of the Funds
4. Investment Objectives, Principal Investment Strategies,    Investment Objectives; Risks
and Related Risks
5. Management's Discussion of Fund Performance                Not Applicable
6. Management, Organization and Capital Structure             Management
7. Shareholder Information                                    How to Invest; How to Sell Your Shares; Account
                                                              Policies; Services for Investors; Dividends and Taxes
8.  Distribution Arrangements                                 Management; How to Invest
9.  Financial Highlights Information                          Financial Highlights

PART A. ITEM NUMBER - NAVIGATOR SHARES PROSPECTUS             NAVIGATOR SHARES PROSPECTUS CAPTION

1.  Front and Back Cover Pages                                Same
2. Risk/Return Summary: Investments, Risks and Performance    Investment Objectives; Risks; Performance
3. Risk/Return Summary: Fee Table                             Fees and Expenses of the Funds
4. Investment Objectives, Principal Investment Strategies,    Investment Objectives; Risks
and Related Risks
5. Management's Discussion of Fund Performance                Not Applicable
6. Management, Organization and Capital Structure             Management
7. Shareholder Information                                    How to Invest; How to Sell Your Account Policies; Services
                                                              for Investors; Dividends and Taxes Shares;
8.  Distribution Arrangements                                 Management
9.  Financial Highlights Information                          Financial Highlights


PART B. ITEM NUMBER                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION

10.  Cover Page and Table of Contents                         Same
11.  Fund History                                             Description of the Funds
12.  Description of the Fund and Its Investments and Risks    Description of the Funds; Fund Policies; Investment Strategies and
                                                              Risks

13.  Management of the Fund                                   Management of the Funds
14.  Control Persons and Principal Holders of Securities      Management of the Funds
15.  Investment Advisory and Other Services                   Management Agreement;  Investment Advisory Agreement; The
                                                              Funds' Distributor
16.  Brokerage Allocation and Other Practices                 Portfolio Transactions and Brokerage
17.  Capital Stock and Other Securities                       Capital Stock Information
18.  Purchase, Redemption, and Pricing of Shares              Additional    Purchase   and   Redemption    Information;
                                                              Valuation of Fund Shares
19.  Taxation of the Fund                                     Additional Tax Information; Tax-Deferred Retirement Plans
20.  Underwriters                                             The Funds' Distributor
21.  Calculation of Performance Data                          Performance Information
22.  Financial Statements                                     Financial Statements



Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.



                          Legg Mason Global Trust, Inc.

Part C.  Other Information


Item 23. Exhibits
                  (A)      (a)      Articles of Incorporation 4
                           (b)      Articles Supplementary 4
                           (c)      Articles of Amendment 4
                           (d)      Articles Supplementary 2
                           (e)      Articles of Amendment 4
                  (B)      By-Laws 4
                  (C)      Specimen security -- not applicable
                  (D)      (a)      Investment Advisory Agreement--International Equity Trust 1
                           (b)      Management Agreement--International Equity Trust 1
                           (c)      Amended Investment Advisory Agreement -- Global Government
                                         Trust 4
                           (c) (i)  Investment Sub-Advisory Agreement -- Global Government
                                    Trust 5
                                          (ii) Sub-Administration Agreement -- Global Government Trust 5
                           (d)       Management Agreement--
                                         Global Government Trust 1
                           (e)      Investment Advisory Agreement--Emerging Markets Trust3
                           (f)      Management Agreement--Emerging Markets Trust3
                  (E)      Underwriting Agreement
                           (a)      Global Government Trust 4
                           (b)      International Equity Trust 4
                           (c)      Emerging Markets Trust 3
                  (F)      Bonus, profit sharing or pension plans -- none
                  (G)      Custodian Agreement 4
                           (a)      Amendment to Custodian Agreement 4
                  (H)      (a)      Transfer Agency and Service Agreement 4
                           (b)      Credit Agreement 5
                           (c)      Credit Agreement Amendment 6

                  (I)      Opinion and consent of counsel
                           (a)      Opinion of Counsel
                                    (1) Global Government Trust 4
                                    (2) International Equity Trust 4
                                    (3) Emerging Markets Trust 2
                           (b)      Consent of Counsel -- filed herewith
                  (J)      Other opinions, appraisals, rulings and consents --
                           Accountant's consent
                           (a) Global Government Trust 7
                           (b) International Equity Trust 7
                           (c) Emerging Markets Trust 7
                  (K) Financial statements omitted from Item 22 -- none
                  (L) Agreement for providing initial capital 4
                  (M) Plan pursuant to Rule l2b-1
                           (a)      Global Government Trust 4
                           (b)      International Equity Trust 4
                           (c)      Emerging Markets Trust 3
                  (N)(27) Financial Data Schedules 7
                  (O) Copies of Plans Pursuant to Rule 18f-3 -- none


-----------------
1 Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the registration statement, SEC File No. 33-56672, filed August 31, 1995.

2 Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-56672, filed February 16, 1996.

3 Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-56672, filed November 18, 1996.

4 Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 12 to the registration statement, SEC File No. 33-56672, filed April 30, 1997.

5 Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 13 to the registration statement, SEC File No. 33-56672, filed April 30, 1998.


6 Incorporated by reference to corresponding exhibit of Bartlett Capital Trust's Registration Statement, Post-Effective Amendment No. 27, SEC File No. 2-80648, filed March 2, 1999.



7 Incorporated by reference to the corresponding Exhibit of Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-56672, filed March 2, 1999.


Item 24. Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.  Indemnification

         Article ELEVENTH of the Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940 "1940 Act") the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article ELEVENTH also provides that no amendment, alteration or repeal of the contents contained in the preceding sentence or the adoption, alteration or amendment of any other provision of the Articles or By-Laws inconsistent with Article ELEVENTH shall adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

         Section 11.2 of Article ELEVENTH of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act). Section 2-418 (b) of the Maryland Corporations and Associations Code ("Maryland Code") permits the Registrant to indemnify its directors unless it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; (b) the director actually received an improper personal benefit in money, property or services; or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to
Section 2-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability of the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Section 10.1 of Article X of the By-Laws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. Section 10.2 of Article X of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of the above-mentioned persons to the extent permitted by law.

         Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation and By-Laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Under the Distribution Agreement, the Fund agrees to indemnify, defend, and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 "1933 Act", free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor against any liability to the Corporation or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

Item 26. Business and Other Connections of Investment Adviser

         I. Legg Mason Fund Adviser, Inc. ("Manager"), investment manager to the Registrant, is a registered investment adviser incorporated on January 20, 1982. The Manager is engaged primarily in the investment advisory business. The Manager also serves as manager and/or investment adviser to seventeen open-end investment company portfolios. Information as to the officers and directors of the Manager is included in its Form ADV filed June 24, 1998 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

         II. Western Asset Management Company ("Western"), adviser to the Registrant's Legg Mason Global Government Trust series, is a registered investment adviser incorporated on October 5, 1971. Western is primarily engaged in the investment advisory business. Western also serves as investment adviser for sixteen open-end investment company portfolios and one closed-end investment company. Information as to the officers and directors of Western is included in its Form ADV filed on June 30, 1998 with the Securities and Exchange Commission (registration number 801-08162) and is incorporated herein by reference.

         III. Batterymarch Financial Management, Inc. ("Batterymarch"), investment adviser to the Registrant's Legg Mason International Equity Trust and Legg Mason Emerging Markets Trust series, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV filed June 26, 1998 with the Securities and Exchange Commission (registration number 801-48035) and is incorporated herein by reference.

         IV. Western Asset Global Management Limited ("Western Asset Global"), investment sub-adviser to the Registrant's Legg Mason Global Government Trust series, is a corporation organized under the laws of the United Kingdom, is registered with the Securities and Exchange commission as an investment adviser and is regulated by the Investment Management Regulatory Organization under the UK Financial Services Act of 1986. Western Asset Global has provided management of global and international fixed income portfolios since its inception; however, it does not manage assets for any other investment company. Information as to the officers and directors of Western Asset Global is included in its Form ADV filed June 24, 1998 with the Securities and Exchange Commission (registration number 801-21068) and is incorporated herein by reference.

Item 27. Principal Underwriters

         (a)      Legg Mason Cash Reserve Trust
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Value Trust, Inc.
                  Legg Mason Tax-Exempt Trust, Inc.
                  Legg Mason Income Trust, Inc.
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Focus Trust, Inc.

                  Legg Mason Light Street Trust, Inc.
                  LM Institutional Fund Advisors I, Inc.
                  LM Institutional Fund Advisors II, Inc.

         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                Position and                      Positions and
Name and Principal              Offices with                      Offices with
Business Address*               Underwriter - LMWW                Registrant
-----------------               ------------------                ----------
Raymond A. Mason                Chairman of the                   None
                                Board

John F. Curley, Jr.             Retired Vice Chairman             Chairman of the Board
                                of the Board                      and Director

James W. Brinkley               President and                     None
                                Director

Edmund J. Cashman, Jr.          Senior Executive                  None
                                Vice President and
                                Director

Richard J. Himelfarb            Senior Executive Vice             None
                                President and
                                Director

Edward A. Taber III             Senior Executive Vice             President and Director
                                President and
                                Director

Robert A. Frank                 Executive Vice                    None
                                President and
                                Director

Robert G. Sabelhaus             Executive Vice                    None
                                President and
                                Director

Charles A. Bacigalupo           Senior Vice                       None
                                President,
                                Secretary and
                                Director

F. Barry Bilson                 Senior Vice                       None
                                President and
                                Director

Thomas M. Daly, Jr.             Senior Vice                       None
                                President and
                                Director

Jerome M. Dattel                Senior Vice                       None
                                President and
                                Director

Robert G. Donovan               Senior Vice                       None
                                President and
                                Director

Thomas E. Hill                  Senior Vice                       None
One Mill Place                  President and
Easton, MD  21601               Director

Arnold S. Hoffman               Senior Vice                       None
1735 Market Street              President and
Philadelphia, PA  19103         Director

Carl Hohnbaum                   Senior Vice                       None
24th Floor                      President and
Two Oliver Plaza                Director
Pittsburgh, PA  15222

William B. Jones, Jr.           Senior Vice                       None
1747 Pennsylvania               President and
  Avenue, N.W.                  Director
Washington, D.C. 20006

Laura L. Lange                  Senior Vice                       None
                                President and
                                Director

Marvin H. McIntyre              Senior Vice                       None
1747 Pennsylvania               President and
  Avenue, N.W.                  Director
Washington, D.C.  20006

Mark I. Preston                 Senior Vice                       None
                                President and
                                Director

Joseph Sullivan                 Senior Vice                       None
                                President and
                                Director

M. Walter D'Alessio, Jr.        Director                          None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                 Senior Vice                       None
                                President

Deepak Chowdhury                Senior Vice                       None
255 Alhambra Circle             President
Coral Gables, FL  33134

Harry M. Ford, Jr.              Senior Vice                       None
                                President

Dennis A. Green                 Senior Vice                       None
                                President

William F. Haneman, Jr.         Senior Vice                       None
One Battery Park Plaza          President
New York, New York  10005

Theodore S. Kaplan              Senior Vice                       None
                                President and
                                General Counsel

Seth J. Lehr                    Senior Vice                       None
1735 Market St                  President
Philadelphia, PA  19103

Horace M. Lowman, Jr.           Senior Vice                       None
                                President and
                                Asst. Secretary

Robert L. Meltzer               Senior Vice                       None
One Battery Park Plaza          President
New York, NY  10004

Jonathan M. Pearl               Senior Vice                       None
1777 Reisterstown Rd.           President
Pikesville, MD  21208

John A. Pliakas                 Senior Vice                       None
125 High Street                 President
Boston, MA  02110

Gail Reichard                   Senior Vice                       None
                                President

Timothy C. Scheve               Senior Vice                       None
                                President and
                                Treasurer

Elisabeth N. Spector            Senior Vice                       None
                                President

Robert J. Walker, Jr.           Senior Vice                       None
200 Gibraltar Road              President
Horsham, PA  19044

William H. Bass, Jr.            Vice President                    None

Nathan S. Betnun                Vice President                    None

John C. Boblitz                 Vice President                    None

Andrew J. Bowden                Vice President                    None

D. Stuart Bowers                Vice President                    None

Edwin J. Bradley, Jr.           Vice President                    None

Scott R. Cousino                Vice President                    None

Joseph H. Davis, Jr.            Vice President                    None
1735 Market Street
Philadelphia, PA  19380


Terrence R. Duvernay            Vice President                    None
1100 Poydras St.
New Orleans, LA 70163

John R. Gilner                  Vice President                    None

Richard A. Jacobs               Vice President                    None

C. Gregory Kallmyer             Vice President                    None

Edward W. Lister, Jr.           Vice President                    None

Marie K. Karpinski              Vice President                    Vice President
                                                                  and Treasurer

Mark C. Micklem                 Vice President                    None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III             Vice President                    None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.           Vice President                    None

Douglas F. Pollard              Vice President                    None

K. Mitchell Posner              Vice President                    None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.              Vice President                    None

Jeffrey M. Rogatz               Vice President                    None

Thomas E. Robinson              Vice President                    None

Douglas M. Schmidt              Vice President                    None

Robert W. Schnakenberg          Vice President                    None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino              Vice President                    None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                    Vice President                    None

Eugene B. Shephard              Vice President                    None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell            Vice President                    None

Alexsander M. Stewart           Vice President                    None
One World Trade Center
New York, NY  10048

Robert S. Trio                  Vice President                    None
1747 Pennsylvania Ave.


Washington, DC 20006

William A. Verch                Vice President                    None

Lewis T. Yeager                 Vice President                    None

Joseph F. Zunic                 Vice President                    None


           * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

                  State Street Bank and Trust Company
                  P.O. Box 1713
                  Boston, Massachusetts  02105

Item 29. Management Services

                  None

Item 30. Undertakings

                  None

                                 SIGNATURE PAGE


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of April, 1999.


                                      LEGG MASON GLOBAL TRUST, INC.


                                      By: /s/ Marie K. Karpinski
                                          ----------------------------------
                                              Marie K. Karpinski
                                              Vice President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                              Title                     Date
---------                              -----                     ----

/s/ John F. Curley, Jr.             Chairman of the Board        April 30, 1999
--------------------------------    and Director
John F. Curley, Jr.

/s/ Edward A. Taber, III            President and Director       April 30, 1999
--------------------------------
Edward A. Taber, III


/s/ Richard G. Gilmore              Director                     April 30, 1999
--------------------------------
Richard G. Gilmore*

/s/ Arnold L. Lehman                Director                     April 30, 1999
--------------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern                Director                     April 30, 1999
--------------------------------
Jill E. McGovern*

/s/ T. A. Rodgers                   Director                     April 30, 1999
--------------------------------
T. A. Rodgers*


/s/ Marie K. Karpinski              Vice President               April 30, 1999
--------------------------------    and Treasurer
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney dated May 8, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of the following investment companies:

LEGG MASON CASH RESERVE TRUST        LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.        LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.    LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                   DATE
---------                                                   ----

/s/ Richard G. Gilmore                                      May 8, 1998
----------------------------------------
Richard G. Gilmore

/s/ T. A. Rodgers                                           May 8, 1998
----------------------------------------
T. A. Rodgers

/s/ Charles F. Haugh                                        May 8, 1998
----------------------------------------
Charles F. Haugh

/s/ Arnold L. Lehman                                        May 8, 1998
----------------------------------------
Arnold L. Lehman

/s/ Jill E. McGovern                                        May 8, 1998
---------------------------------------
Jill E. McGovern

/s/ Edward A. Taber, III                                    May 8, 1998
----------------------------------------
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                                  May 8, 1998
----------------------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                                     May 8, 1998
----------------------------------------
John F. Curley, Jr.

/s/ Raymond A. Mason                                        May 8, 1998
----------------------------------------
Raymond A. Mason